Related Party Transactions - Up-C Transaction (Details) $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 14, 2015 shares	Jun. 05, 2015 USD ($) company shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) agreement shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Related Party Transaction [Line Items]
Common shares held				99,145,921	71,177,906
Common shares owned in RMR Inc.				1,214,225
Up C Transaction | Class A common shares
Related Party Transaction [Line Items]
Common shares owned in RMR Inc.				1,214,225
Up C Transaction | RMR Inc | Class A member units
Related Party Transaction [Line Items]
Shares issued in connection with acquisition	768,032
Up C Transaction | RMR Inc | Class A common shares
Related Party Transaction [Line Items]
Non-cash loss related to distribution of shares | $			$ 12,368
Up C Transaction | SIR | Class A common shares
Related Party Transaction [Line Items]
Common shares held	441,056			441,056
RMR LLC
Related Party Transaction [Line Items]
Number of agreements with RMR LLC to provide management services | agreement				2
Rental income earned | $				$ 303	$ 366	$ 341
RMR Inc | Up C Transaction
Related Party Transaction [Line Items]
Number of other companies to whom management services were provided by related party | company		3
Shares issued in connection with acquisition		700,000
Cash consideration | $		$ 3,917
RMR Inc | Up C Transaction | RMR Inc
Related Party Transaction [Line Items]
Shares issued in connection with acquisition		1,541,201
Managing Trustees Barry And Adam Portnoy Member | Up C Transaction | RMR Inc
Related Party Transaction [Line Items]
Number of shares under lock up and registration agreement		700,000
Period over which shares remain under lock up and registration agreement		10 years
Direct and indirect economic interest in RMR LLC as a percent				51.90%
Voting power of outstanding capital stock of RMR Inc				91.40%
Common Shares
Related Party Transaction [Line Items]
Number of shares granted to each trustee under the award plan				27,907,029		723,222
Common Shares | Officers and Other Employees
Related Party Transaction [Line Items]
Number of shares granted to each trustee under the award plan				57,350	53,400	53,100
Aggregate market value of shares awarded | $				$ 1,067	$ 1,183	$ 841
2009 Award Plan | Common Shares | Tranche One | Officers and Other Employees
Related Party Transaction [Line Items]
Vesting percentage				20.00%
2009 Award Plan | Common Shares | Tranche Two | Officers and Other Employees
Related Party Transaction [Line Items]
Vesting percentage				20.00%
2009 Award Plan | Common Shares | Tranche Three | Officers and Other Employees
Related Party Transaction [Line Items]
Vesting percentage				20.00%
2009 Award Plan | Common Shares | Tranche Four | Officers and Other Employees
Related Party Transaction [Line Items]
Vesting percentage				20.00%
2009 Award Plan | Common Shares | Tranche Five | Officers and Other Employees
Related Party Transaction [Line Items]
Vesting percentage				20.00%